INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5 — INVENTORIES

Management reviews listed inventory items to identify slow-moving or obsolete inventory and evaluates such items for impairment based on estimated net realizable value. At December 31, 2025 and 2024, management determined that the carrying value of certain inventory items exceeded their net realizable value. Accordingly, the Company recognized inventory obsolescence expense of $330,250 and $0 for the years ended December 31, 2025 and 2024, respectively, which is included in cost of revenues in the accompanying consolidated statements of operations.

Inventories consisted of the following at December 31, 2025 and 2024:

	December 31,
	2025	2024
Raw materials	$244,527	$443,308
Finished goods	469,432	673,192
Allowance for slow-moving inventory	(330,250)	—
Inventories, at cost	$383,709	$1,116,500

Raw materials consisted primarily of glass bottles, aluminum cans, labels, cardboard cartons, flavorings, and sweeteners.

Finished goods consisted of bottled alcoholic and non-alcoholic products.